Investment in associates	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Investment in associates

9.	Investment in associates

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Unquoted shares - at cost
As at 1 April	1,493,850	1,721,098
Reclassification to other investment (Note 8)	(1,492,916)	-

As at 30 September	934	1,721,098

Less: Accumulated impairment loss
As at 1 April	(257)	(270)
Addition during the financial period	-	-

As at 30 September	(257)	(270)

	677	1,720,828

Share of post-acquisition reserve
As at 1 April	13,911	7,327
Share of profit during the financial period	19,418	33,456

As at 30 September	33,329	40,783

	1,516,162	1,761,611
Exchange differences	(10,276)	959

	23,730	1,762,570

The details of associates are as follows:

	Place of	Effective equity
Name of Company	incorporation	interest		Principal activities
		2025	2024
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30%	30%	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	30%	30%	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	9,98%	40.5%	Investment in biotech, biohacking and pharmaceutical businesses

During the financial period, Cilo Cybin completed its acquisition of Cilo Cybin Pharmaceutical, which resulted in the enlargement of Cilo Cybin’s issued share capital post-acquisition, thereby reducing Alps Group’s shareholding to approximately 9.98% of the total issued capital of the combined post-acquisition entity. The investment in Cilo Cybin was reclassified from investment in associates to other investment.

9.	Investment in associates (Cont’d)

Investment in Vax Biotech

Summarised financial information of Vax Biotech is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

Vax Biotech Sdn Bhd	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Statement of financial position
Current assets, representing total assets	1,103	313

Current liabilities, representing total liabilities	(6,330)	(3,856)

Net liabilities of the associate	(5,227)	(3,543)

Statement of comprehensive income
Expenses for the financial period	(417)	(1,155)

Loss for the financial period	(417)	(1,155)

Share of loss of the associate	-	-

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Proportion of net liabilities of the associate	(1,568)	(1,063)

Carrying amount of the Group’s interest in associate	(1,568)	(1,063)

Investment in Alps Globemedics

Summarised financial information of Alps Globemedics is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

Alps Globemedic Sdn Bhd	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Statement of financial position
Non-current assets	3,432	4,084
Current assets	185,609	62,004

Total assets	189,041	66,088

Non-current liabilities	-	(871)
Current liabilities	(109,977)	(16,931)

Total liabilities	(109,977)	(17,802)

Net assets of the associate	79,064	48,286

Statement of comprehensive income
Revenue for the financial year	201,105	142,809

Profit after taxation for the financial period	52,901	34,026

Share of profit of the associate	15,870	13,199

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Proportion of net assets of the associate	22,934	14,486

Carrying amount of the Group’s interest in associate	22,934	14,486

9.	Investment in associates

	2025	2024
	USD	USD

Unquoted shares - at cost
As at 1 April	1,493,850	895
Addition during the financial year	-	1,492,955

As at 31 March	1,493,850	1,493,850

Less: Accumulated impairment loss
As at 1 April	(257)	(257)
Addition during the financial year	-	-

As at 31 March	(257)	(257)

	1,493,593	1,493,593

Share of post-acquisition reserve
As at 1 April	13,911	10,490
Share of (loss)/profit during the financial year	(10,760)	3,421

As at 31 March	3,151	13,911

	1,496,744	1,507,504
Exchange differences	99,432	(860)

	1,596,176	1,506,644

The details of associates are as follows:

	Place of	Effective equity
Name of Company	incorporation	interest		Principal activities
		2025	2024
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30%	30%	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	30%	30%	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	40.5%	40.5%	Investment in biotech, biohacking and pharmaceutical businesses

9.	Investment in associates (Cont’d)

Investment in Vax Biotech (Cont’d)

Summarised financial information of Vax Biotech is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2025	2024
	USD	USD

Statement of financial position
Current assets, representing total assets	732	686

Current liabilities, representing total liabilities	(2,725)	(2,596)

Net liabilities of the associate	(1,993)	(1,910)

Statement of comprehensive income
Expenses for the financial year	(1,183)	(1,147)

Loss for the financial year	(1,183)	(1,147)

Share of loss of the associate	(355)	(344)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	USD	USD

Proportion of net liabilities of the associate	(671)	(657)
Exchange differences	73	84

Carrying amount of the Group’s interest in associate	(598)	(573)

Investment in Alps Globemedics

Summarised financial information of Alps Globemedics is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2025	2024
	USD	USD

Statement of financial position
Non-current assets	3,529	3,377
Current assets	36,502	28,413

Total assets	40,031	31,790

Non-current liabilities	-	(759)
Current liabilities	(16,483)	(14,263)

Total liabilities	(16,483)	(15,022)

Net assets of the associate	23,548	16,768

9.	Investment in associates (Cont’d)

Investment in Alps Globemedics (Cont’d)

	2025	2024
	USD	USD
Statement of comprehensive income
Revenue for the financial year	187,465	120,942

Profit/(Loss) for the financial year	7,375	(16,893)

Share of profit/(loss) of the associate	2,213	(5,068)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	USD	USD

Proportion of net assets of the associate	7,421	5,652
Exchange differences	(357)	(622)

Carrying amount of the Group’s interest in associate	7,064	5,030

Investment in Cilo Cybin

On 6 February 2024, the Group had subscribed for 28,762,252 of ordinary shares in Cilo Cybin Holdings Limited (the “Cilo Cybin”) (for an aggregate of 57,524,504 ordinary shares) at a price of ZAR 0.90 per share. As a result, the Group hold a 40.5% stake in the Cilo Cybin.

Summarised financial information of Cilo Cybin is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2025	2024
	USD	USD
Statement of financial position
Non-current assets	198,858	-
Current assets	3,139,920	3,354,690

Total assets	3,338,778	3,354,690

Non-current liabilities	(173,968)	-
Current liabilities	(114,958)	(593,538)

Total liabilities	(288,926)	(593,538)

Net assets of the associate	3,049,852	2,761,152

Statement of comprehensive income
Revenue for the financial year	256,858	229,058

(Loss)/Profit for the financial year	(31,156)	21,809

Share of (loss)/profit of the associate	(12,618)	8,833

9.	Investment in associates (Cont’d)

Investment in Cilo Cybin (Cont’d)

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2024
	USD	USD

Proportion of net assets of the associate	1,135,474	1,118,421
Exchange differences	99,716	(154)

Carrying amount of the Group’s interest in associate	1,235,190	1,118,267